FINANCIAL RISK MANAGEMENT (Details 8) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	S/ 14,052,605	S/ 15,801,014
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	0	0
Net amounts of financial liabilities presented in the consolidated statements of financial position	14,052,605	15,801,014
Related amounts not offset in the consolidated statement of financial position Financial instruments	(5,987,195)	(4,893,068)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(7,112,267)	(10,796,833)
Net amount	953,143	111,113
Payables from derivatives [Member]
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	636,762	673,015
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	0	0
Net amounts of financial liabilities presented in the consolidated statements of financial position	636,762	673,015
Related amounts not offset in the consolidated statement of financial position Financial instruments	(86,292)	(416,084)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(149,846)	(175,788)
Net amount	400,624	81,143
Payables from repurchase agreements and security lendings [Member]
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	13,415,843	15,127,999
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	0	0
Net amounts of financial liabilities presented in the consolidated statements of financial position	13,415,843	15,127,999
Related amounts not offset in the consolidated statement of financial position Financial instruments	(5,900,903)	(4,476,984)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(6,962,421)	(10,621,045)
Net amount	S/ 552,519	S/ 29,970